Other Income (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Other Income
Schedule of Other Income

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$
Other income	$22,724	$36,958
Total other income	$22,724	$36,958

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$
Other income	$86,253	$79,785
Total other income	$86,253	$79,785

	Year Ended June 30,
	2024	2023

Gain on forgiveness of payables (1)	$670,782	$-
Other income	37,129	48,273
Total other income	$707,911	$48,273

(1)	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.